Liability For Unpaid Claims - Summary of Liability for Unpaid Claims and Claims Adjustment Expense (Detail) - OAK Street Health Inc and Affiliates [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Balance, beginning of period	$ 170,629	$ 68,174
Incurred health care costs:
Total claims incurred	440,072	383,437
Current year	233,379	226,618
Prior years	120,821	56,220
Total claims paid	(354,200)	(282,838)
Adjustments to other claims-related liabilities	726	1,856
Balance, end of year	257,227	170,629
Current year [Member]
Incurred health care costs:
Medical Claims Expense and Cost of Care, excluding depreciation and amortization	428,708	383,169
Prior years [Member]
Incurred health care costs:
Medical Claims Expense and Cost of Care, excluding depreciation and amortization	$ 11,364	$ 268